THE MONEY MARKET FUND
1998 Annual Report



         [PHOTO] Coins


                                     December 31, 1998
                                     Investment Adviser - R. Meeder & Associates

THE MONEY MARKET FUND


[PHOTO] Philip A. Voelker, Portfolio Manager


     1998 was another chart-topping year for The Money Market Fund, as we extended our streak as the #1 general purpose money market fund for total cumulative return since inception in March 1985, according to Lipper.** The Flex-funds Money Market Fund also continues to rank among the top 10% of all general purpose money market funds for total return for any 12-month period since inception.

     While money market funds may not get the attention they used to receive nearly twenty years ago, they remain an integral part of many investors' portfolios -- sometimes as a conservative investment and sometimes as a temporary parking place for cash. Back in the early 80's, money market funds sported double-digit yields and chatty investors talked them up in most cocktail-party conversations. Nowadays, double-digit yields are available in hours not years, and most investors chat on the Internet about the latest high-tech IPO, not money market funds.

     The problem is the returns on these trendy investments can work both ways -- for you or against you. Your money market fund, however, is generally more stable over the long run. It always helps, of course, to have a strong management team behind the Fund, working to maximize yields no matter what occurs in other financial markets.

     1998 was a challenging year for many money managers. The first six months of the year were relatively quiet, and the Fund maintained an average maturity of approximately 60 days. The second half of the year, however, was marked first by widening quality spreads, then by rapidly falling rates as the Federal Reserve cut short-term interest rates three times in two months. The Fed's decision to lower rates was made primarily in an attempt to provide liquidity to a debt-laden domestic economy and to help the economy fight off the infections of the global economic flu, which had spread to Russia and Brazil during 1998. During the last six months of the year, the Fund's average maturity had been extended to 70 days, and quite often over 85 days. Our decision to extend the average maturity of the Fund just before the Fed lowered interest rates helped us continue to provide exceptional money market returns for investors.

--------------------------------------------------------------------------------
1998 FUND HIGHLIGHTS

* The Flex-funds Money Market Fund RANKED #1 out of 87 general purpose money market funds for total cumulative return since inception in March 1985.*

* The Flex-funds Money Market Fund ranks AMONG THE TOP 10% of general purpose money market funds for total return for any 12-month period since inception.*
--------------------------------------------------------------------------------

     Double-digit money market fund yields are long gone, and inflation has gradually been wrung out of our economy. In 15 of the last 19 years, short-term interest rates have ended the year unchanged or lower -- a remarkable record that has benefited the U.S. economy greatly. The global trend toward disinflation has ultimately led to deflation and disaster in many high-growth, highly-leveraged economies of the developing world. Once these areas of weakness stabilize, and assuming that domestic demand continues at a robust pace, inflationary fears could rise once again in the U.S. We do not think this would happen until much later in 1999, at the earliest.

     For the short-term, we are planning to maintain a relatively long average maturity in the portfolio, while monitoring developments in the financial markets for signs of continued economic changes.


* Rankings based on total return as reported by Lipper, Inc. The Fund's average annual total returns for 1, 5, and 10 year periods as of 12/31/98 rank among general purpose money market funds as follows: 1 year - 22 out of 309; 5 year - 9 out of 201; 10 year - 5 out of 125.

** Out of 87 general purpose money market funds.


The Money Market Fund 1998 Annual Report Page 3

Performance Update
----------------------------------------------------------
Period & Average Annual Total Returns as of 12/31/98
   1 year .................................5.31%
   3 years ................................5.32%
   5 years ................................5.18%
   10 years ...............................5.61%
   Since Inception (3/27/85)...............6.05%


Current & Effective Yields
----------------------------------------------------------
as of 12/31/98

7-day Simple Yield ........................4.96%
7-day Compound Yield ......................5.07%


Quarterly Performance
----------------------------------------------------------
Quarterly Total Returns for 1998
   First Quarter ..........................1.32%
   Second Quarter .........................1.31%
   Third Quarter ..........................1.31%
   Fourth Quarter .........................1.27%


PORTFOLIO HOLDINGS as of 12/31/98
-----------------------------------------------------------------------

[CHART] The following information was presented as a pie chart:

     Corporate Obligations    76%
     Variable Rate Notes      22%
     Repurchase Agreements     2%


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the periods ended 12/31/98. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses during each of the periods shown above. An investment in The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. ++Yield quotations more closely reflect the current earnings of the Money Market Fund than do total return quotations.


To obtain a prospectus containing more complete information about The Money Market Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800)325-3539, or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.


The Money Market Fund 1998 Annual Report Page 4

                     Money Market Portfolio
        Portfolio of Investments as of December 31, 1998


                                                                COUPON/                FACE
                                                                YIELD    MATURITY     AMOUNT        AMORTIZED COST
                                                                -----    --------     ------        --------------
COMMERCIAL PAPER - 56.2%
   AlliedSignal, Inc.                                             5.60%  01/29/99   30,000,000  $     29,869,333
   American Home Products Corp.***                                5.10%  02/19/99    5,000,000         4,965,292
   American Home Products Corp.***                                5.00%  03/12/99    3,000,000         2,970,833
   American Honda Finance Corp.                                   5.20%  01/29/99   22,000,000        21,911,022
   Bankers Trust Corp.                                            5.04%  05/10/99   25,000,000        24,548,500
   CSW Credit, Inc.                                               5.22%  03/12/99   32,650,000        32,318,603
   Carolina Power & Light Co.                                     4.82%  08/20/99   20,000,000        19,381,433
   Credit Suisse First Boston                                     5.20%  02/24/99   15,350,000        15,230,270
   Duff & Phelps Utility and Corporate Bond Trust, Inc.           5.00%  04/20/99    1,000,000           984,861
   Duff & Phelps Utility and Corporate Bond Trust, Inc.           5.00%  04/28/99    6,815,000         6,704,256
   Duff & Phelps Utility and Corporate Bond Trust, Inc.           4.92%  05/13/99    5,000,000         4,909,800
   Duff & Phelps Utility and Corporate Bond Trust, Inc.           4.95%  05/17/99    7,000,000         6,869,100
   Eaton Corp.***                                                 5.38%  03/02/99   10,000,000         9,910,333
   Eaton Corp.***                                                 4.87%  07/19/99    7,475,000         7,273,771
   Edison International***                                        5.51%  01/22/99   22,227,000        22,156,722
   Ford Motor Credit Co.                                          5.46%  02/17/99   30,000,000        29,786,150
   General Electric Capital Corp.                                 5.44%  03/09/99   20,000,000        19,797,511
   Greenwich Asset Funding, Inc.***                               5.34%  01/14/99   30,000,000        29,942,150
   J.P. Morgan & Co., Inc.                                        5.05%  02/19/99   18,311,000        18,185,137
   LG&E Capital Corp.                                             4.92%  05/21/99   25,000,000        24,521,667
   Monsanto Co.                                                   5.10%  03/02/99   21,300,000        21,109,897
   S.C. Johnson & Son, Inc.                                       5.20%  03/09/99   20,000,000        19,806,445
   Signet Finance***                                              5.51%  01/26/99   25,000,000        24,904,340
   Toronto-Dominion Holdings USA, Inc.                            5.46%  02/02/99   35,000,000        34,830,133
   Xerox Credit Corp.                                             5.47%  02/03/99    7,000,000         6,964,901
   Xerox Credit Corp.                                             5.40%  05/03/99    7,000,000         6,871,900

----------------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
   (Cost$446,724,360 )                                                                               446,724,360
----------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 41.1%
   ABT 95 Series A-3                                              5.54%* 01/15/99   20,000,000        20,000,000
   Aquarium Holdings KY***                                        5.60%* 01/07/99   12,000,000        12,000,000
   Bank One Corp.                                                 5.75%  05/17/99      500,000           500,060
   Bank One Wisconsin                                             5.74%  05/11/99    1,000,000         1,000,082
   Bear Stearns Corp.                                             5.24%* 01/05/99   20,000,000        20,000,000
   Boeing Capital Corp.                                           5.87%* 02/27/99    5,000,000         5,011,669
   Care Life Project***                                           5.30%* 01/07/99    1,225,000         1,225,000
   Caterpillar Financial Services Corp.                           6.07%  02/09/99    2,135,000         2,135,556
   Caterpillar, Inc.                                              6.80%  08/24/99      500,000           503,499
   Chase Manhattan Bank                                           8.50%  02/15/99    8,300,000         8,326,515
   Chase Manhattan Bank                                          10.00%  06/15/99    3,750,000         3,819,869
   Chrysler Financial Corp.                                       6.37%  06/21/99    2,700,000         2,708,468
   Clark Grave Vault Co.***                                       5.60%* 01/07/99    2,700,000         2,700,000
   Comerica                                                       9.75%  05/01/99    5,000,000         5,061,659
   Consolidated Edison***                                         5.44%* 01/04/99    8,250,000         8,251,244
   Coughlin Family Properties, Inc.***                            5.60%* 01/07/99    4,220,000         4,220,000
   D.E.D.E. Realty***                                             5.60%* 01/07/99    3,850,000         3,850,000
   Danis Construction Co.***                                      5.60%* 01/07/99      900,000           900,000
   Doren, Inc.***                                                 5.30%* 01/07/99      500,000           500,000
   Eaton Corp.                                                    6.38%  04/01/99    1,742,000         1,745,032
   Espanola/Nambe***                                              5.30%* 01/07/99    2,115,000         2,115,000
   First USA/Bank One                                             5.75%  01/15/99    1,000,000           999,996
   First USA/Bank One                                             5.42%  01/15/99    5,000,000         5,000,313
   Ford Motor Credit Co.                                          5.63%  01/15/99    1,100,000         1,099,938
   General America Life Insurance****                             5.35%* 03/21/99   10,000,000        10,000,000
   General Motors Acceptance Corp.                                7.75%  01/15/99      100,000           100,068
   General Motors Acceptance Corp.                                6.55%  06/04/99    2,400,000         2,408,192
   General Motors Acceptance Corp.                                8.63%  06/15/99    5,420,000         5,489,411
   Hancor, Inc.***                                                5.30%* 01/07/99      600,000           600,000
   Household Finance                                              7.13%  04/30/99   10,000,000        10,044,817
   Isaac Tire, Inc.***                                            5.60%* 01/07/99    1,000,000         1,000,000
   J.C. Penney Co., Inc.                                          6.88%  06/15/99    1,000,000         1,004,847
   John Deere                                                     6.43%  08/09/99   10,000,000        10,044,974
   Key Corp.                                                      6.63%  06/01/99   20,000,000        20,103,102
   Merrill Lynch                                                  7.75%  03/01/99    1,650,000         1,655,294


The Money Market Fund 1998 Annual Report Page 5




                                                                COUPON/                FACE
                                                                YIELD    MATURITY     AMOUNT        AMORTIZED COST
                                                                -----    --------     ------        --------------

   Merrill Lynch                                                  6.38%  03/30/99      500,000           501,270
   Merrill Lynch                                                  5.49%* 02/25/99   10,280,000        10,292,233
   Morgan Stanley                                                 5.63%  03/01/99    4,850,000         4,849,711
   Mubea, Inc.***                                                 5.30%* 01/07/99    5,400,000         5,400,000
   Mubea, Inc.***                                                 5.30%* 01/07/99    3,750,000         3,750,000
   National City Bank                                             6.00%  03/23/99   14,200,000        14,211,842
   NationsBank Corp.                                              5.39%* 03/17/99    3,000,000         3,003,134
   NationsBank Corp.                                              8.50%  03/01/99    1,095,000         1,099,645
   O.K.I. Supply Co.***                                           5.60%* 01/07/99    2,150,000         2,150,000
   Osco Industries, Inc.***                                       5.30%* 01/07/99    2,700,000         2,700,000
   Presrite Corp.***                                              5.30%* 01/07/99    1,870,000         1,870,000
   Pro Tire, Inc.***                                              5.60%* 01/07/99    1,200,000         1,200,000
   R.I. Lampus Co.***                                             5.30%* 01/07/99    2,275,000         2,275,000
   RSD Technology***                                              5.30%* 01/07/99    4,305,000         4,305,000
   Seariver Maritime, Inc.                                        5.20%* 01/04/99    6,400,000         6,400,000
   Surgery Financing Co.***                                       5.30%* 01/07/99    6,585,000         6,585,000
   Signa Finance                                                  5.71%  03/02/99    3,000,000         3,000,660
   Signature Brands (called 8/15/99)                             13.00%  08/15/02   18,500,000        20,767,190
   SunAmerica, Inc.                                               9.00%  01/15/99    2,500,000         2,502,839
   Transamerica Finance                                           6.80%  03/15/99    6,435,000         6,452,728
   Travelers                                                      5.50%  01/15/99      500,000           500,002
   Triangle Funding                                               5.32%* 03/29/99    7,500,000         7,500,000
   Westpac Banking Corp.                                          5.67%  01/07/99   10,000,000         9,999,787
   White Castle Project***                                        5.30%* 01/07/99    9,000,000         9,000,000
   World Trade Finance                                            5.48%* 03/01/99   20,000,000        20,000,000

----------------------------------------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
   (Cost$326,440,646 )                                                                               326,440,646
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%

   Student Loan Marketing Assoc.                                  4.89%  08/03/99    4,350,000         4,350,856

----------------------------------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost  $4,350,856 )                                                                                 4,350,856
----------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.0%

** U.S. Treasury Bill                                             5.02%  01/07/99       63,100            63,048

----------------------------------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost     $63,048 )                                                                                    63,048
----------------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 2.2%

   Prudential Securities, 5.10%, 01/04/99,
   (Collateralized by $16,750,00001/04/99
   FNMA Remic Series Pool #93020J, 7.00%, 03/25/23,
   market value - $17,357,188)                                   5.10%  01/04/99    17,022,000        17,022,000

----------------------------------------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $17,022,000 )                                                                                17,022,000
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
(Cost$794,600,910 )(a)                                                                              $794,600,910
----------------------------------------------------------------------------------------------------------------

   TRUSTEE DEFERRED COMPENSATION*****                                                    SHARES            VALUE
             Flex-funds Highlands Growth Fund                                              260             5,573
             Flex-funds Muirfield Fund                                                     351             2,429
             Flex-funds Total Return Utilities Fund                                         56             1,074
             Flex Partners International Equity Fund                                       167             2,429

----------------------------------------------------------------------------------------------------------------
        TOTAL TRUSTEE DEFERRED COMPENSATION
        (Cost  $10,454 )                                                                                 $11,505
----------------------------------------------------------------------------------------------------------------


(a)Cost for federal income tax and financial reporting purposes are the same.

FNMA   Federal National Mortgage Association

Remic  Real Estate Mortgage Investment Conduit

* Variable rate security. Interest rate is as of December 31, 1998. Maturity date reflects the next rate change date.

**   Pledged as collateral on Letter of Credit.

***Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

****Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at which the Fund has valued the security.

*****Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.


The Money Market Fund 1998 Annual Report Page 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                          MONEY
                                                         MARKET
                                                          FUND
   Assets:

    Investment in corresponding portfolio at value    $154,100,549
    Other assets                                           205,030

  Total Assets                                         154,305,579

  Liabilities:

    Dividends payable                                        6,725
    Accrued 12b-1 distribution fees                         18,115
    Accrued transfer agent and administrative fees          18,959
    Other accrued liabilities                                6,483

  Total Liabilities                                         50,282


  Net Assets                                           154,255,297


  Net Assets:

    Capital                                            154,255,297

  Net Assets                                          $154,255,297


    Capital Stock Outstanding                          154,255,297
      (indefinite number of shares authorized,
       $0.10 par value)

    Net Asset Value, Offering and
      Redemption Price Per Share                             $1.00



                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                 MONEY
                                                                MARKET
                                                                 FUND
  Net Investment Income from Corresponding Portfolio:

    Interest                                                   $9,551,155
    Expenses net of waivers and/or reimbursements                (307,115)

  Total Net Investment Income from Corresponding Portfolio      9,244,040


  Fund Expenses:

    Administrative fee                                             85,423
    Transfer agent fees                                           124,669
    Audit fees                                                      3,513
    Legal fees                                                      2,054
    Printing                                                       40,888
    Distribution plan                                             161,737
    Postage                                                        31,392
    Registration and filing fees                                   32,060
    Insurance                                                       2,003
    Other expenses                                                 12,688

  Total Expenses                                                  496,427

    Expenses reimbursed by investment adviser                    (120,223)

  Net Expenses                                                    376,204

  NET INVESTMENT INCOME                                         8,867,836

  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                  $8,867,836


  See accompanying notes to financial statements


The Money Market Fund 1998 Annual Report Page 7

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                      Year ended    Year ended
                                                    Dec. 31, 1998  Dec. 31, 1997
  INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS:
    Net investment income                             $8,867,836     $7,351,758
   Net increase in net assets
    resulting from operations                          8,867,836      7,351,758

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                             (8,867,836)    (7,351,758)
    Net decrease in net assets resulting
      from dividends and distributions                (8,867,836)    (7,351,758)


  CAPITAL TRANSACTIONS:
    Issued                                           478,112,579    440,552,839
    Reinvested                                         8,641,621      7,195,653
    Redeemed                                        (501,833,777)  (398,631,115)
  Net increase (decrease) in net assets resulting
    from capital share transactions                  (15,079,577)    49,387,377

  TOTAL INCREASE (DECREASE) IN NET ASSETS            (15,079,577)    49,387,377
  NET ASSETS - Beginning of period                   169,334,874    119,947,497
  NET ASSETS - End of period                        $154,255,297   $169,334,874

  SHARE TRANSACTIONS:
    Issued                                           478,112,579    440,552,839
    Reinvested                                         8,641,621      7,195,653
    Redeemed                                        (501,833,777)  (398,361,115)
  Change in shares                                   (15,079,577)    49,387,377



FINANCIAL HIGHLIGHTS

                                                                      Years Ended December 31,
                                                  ------------------------------------------------------------
                                                  1998             1997        1996         1995         1994

Net Asset Value, Beginning of Period             $1.00            $1.00       $1.00        $1.00        $1.00
   Income from Investment Operations
   Net Investment Income                          0.052            0.053       0.05         0.06         0.04
   Total From Investment Operations               0.052            0.053       0.05         0.06         0.04

Less Distributions
   Dividends (from net investment income)        (0.052)          (0.053)     (0.05)       (0.06)       (0.04)
   Total Distributions                           (0.052)          (0.053)     (0.05)       (0.06)       (0.04)
Net Asset Value, End of Period                    $1.00           $1.00       $1.00        $1.00        $1.00

Total Return                                       5.31%           5.38%       5.27%        5.85%        4.10%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)             $154,255        $169,335    $119,947     $141,087     $164,838
   Ratio of Expenses to Average Net Assets         0.40%           0.40%       0.40%        0.40%        0.37%
   Ratio of Net Investment Income to
      Average Net Assets                           5.19%           5.26%       5.15%        5.70%        4.02%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(1)                     0.59%           0.59%       0.58%        0.64%        0.57%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(1)         5.00%           5.07%       4.97%        5.46%        3.82%

(1) Ratio includes fees waived in corresponding portfolio


See accompanying notes to financial statements


The Money Market Fund 1998 Annual Report Page 8

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   ORGANIZATION

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five separate series, and it is presently comprised of five separate funds including The Money Market Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of each Portfolio owned by the Fund is as follows:


                                                        Percentage of Portfolio
                                                        Owned by Fund as of
Fund                        Portfolio                   December 31, 1998
----                        ---------                   -----------------
The Money Market Fund       Money Market Portfolio              19%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Income Taxes

It is Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.

Investment Income & Expenses

The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.


The Money Market Fund 1998 Annual Report Page 9

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.40% of average daily net assets of the Fund on an annual basis. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the provisions of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.20% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, RMA and MFSCo.



The Money Market Fund 1998 Annual Report Page 10

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of The Flex-funds:

We have audited the accompanying statement of assets and liabilities of The Flex-funds The Money Market Fund (the Fund) as of December 31, 1998, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-funds-Money Market Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                  KPMG LLP
                                                  Columbus, Ohio
                                                  February 19, 1999


The Money Market Fund 1998 Annual Report Page 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998


                                                     MONEY
                                                    MARKET
                                                   PORTFOLIO
Assets:
  Investments, at market value*                  $777,578,910
  Repurchase agreements, at cost*                  17,022,000
  Trustee deferred compensation investments, at        11,505
    market value
  Cash                                                 59,912
  Interest receivable                               4,790,576
  Prepaid/Other assets                                  8,722

Total Assets                                      799,471,625


Liabilites:
  Payable for Trustee Deferred Compensation Plan       11,505
  Payable to corresponding Fund                     1,055,191
  Payable to investment adviser                       107,200
  Accrued audit fees                                    9,231
  Accrued legal fees                                      660
  Accrued custodian fees                                6,635
  Accrued fund accounting fees                         10,510
  Other accrued liabilities                             1,370

Total Liabilities                                   1,202,302


Net Assets                                       $798,269,323

Net Assets:
  Capital                                         798,269,323
  Net Assets                                     $798,269,323

  *Securities at cost                            $794,600,910



                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


                                                     MONEY
                                                     MARKET
                                                   PORTFOLIO
NET INVESTMENT INCOME
  Interest                                        $41,916,923

Total Investment Income                            41,916,923

Expenses:
  Investment advisory fees                          2,029,468
  Audit fees                                           15,235
  Custodian fees                                       49,680
  Trustees fees and expenses                           24,375
  Legal fees                                            5,664
  Accounting fees                                     112,179
  Insurance                                             5,759
  Other expenses                                        9,492

Total Expenses                                      2,251,852

  Investment advisory fees waived                    (901,787)

Total Net Expenses                                  1,350,065

NET INVESTMENT INCOME                              40,566,858

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $40,566,858


  See accompanying notes to financial statements


The Money Market Fund 1998 Annual Report Page 12

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year ended       Year ended
                                                  Dec. 31, 1998    Dec. 31, 1997

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                             $40,566,858     $28,315,164
Net increase in net assets
  resulting from operations                          40,566,858      28,315,164

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                   3,894,846,315   3,784,994,914
  Withdrawals                                    (3,724,162,497) (3,579,221,656)
Net increase (decrease) in net assets resulting
  from transactions of investors' beneficial
  interests                                         170,683,818     205,773,258

TOTAL INCREASE (DECREASE) IN NET ASSETS             211,250,676     234,088,422

NET ASSETS - Beginning of period                    587,018,647     352,930,225

NET ASSETS - End of period                         $798,269,323    $587,018,647


FINANCIAL HIGHLIGHTS
MONEY MARKET PORTFOLIO

                                                                      Year Ended December 31,
                                                  1998            1997            1996         1995         1994

   Net Assets, End of Period ($000)            $798,269        $587,019        $352,930     $256,126     $224,523
   Ratio of Expenses to Average Net Assets        0.18%           0.18%           0.19%        0.21%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                          5.39%           5.47%           5.34%        5.87%        4.28%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                       0.30%           0.31%           0.33%        0.37%        0.39%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees           5.27%           5.34%           5.20%        5.70%        4.08%


See accompanying notes to financial statements


The Money Market Fund 1998 Annual Report Page 13

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   ORGANIZATION

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Deferred Trustee Compensation

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

Letter of Credit

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

Income Taxes

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

Securities Transactions

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 1998, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of: a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or b. $30,000.

Certain officers and trustees of the Portfolios are also officers or directors of MII, RMA and MFSCo.

4. SECURITIES TRANSACTIONS

As of December 31, 1998, the aggregate cost basis of investments for Federal income tax was $794,600,910.


The Money Market Fund 1998 Annual Report Page 14

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
The Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (Portfolio), including the portfolio of investments, as of December 31, 1998, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1998, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                  KPMG LLP
                                                  Columbus, Ohio
                                                  February 19, 1999


The Money Market Fund 1998 Annual Report Page 15

THE MONEY MARKET FUND
P.O. Box 7177
Dublin, Ohio 43017